Financial risk management objectives and policies - Contractual Undiscounted Future Cash Flow Requirements (Details) $ in Millions	Mar. 28, 2021 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 177.8
Foreign exchange forward contracts	17.3
Lease obligations	305.3
Pension obligation	2.1
Undiscounted cash flows	1,002.6
Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 377.3
Interest rate on borrowings (as a percent)	5.00%
Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 122.8
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	177.8
Foreign exchange forward contracts	2.9
Lease obligations	57.1
Pension obligation	0.0
Undiscounted cash flows	260.5
2022 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2022 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	18.9
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	53.6
Pension obligation	0.0
Undiscounted cash flows	76.3
2023 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2023 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	18.9
2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	46.9
Pension obligation	0.0
Undiscounted cash flows	69.6
2024 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2024 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	18.9
2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	44.5
Pension obligation	0.0
Undiscounted cash flows	67.2
2025 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2025 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	18.9
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	14.4
Lease obligations	33.9
Pension obligation	0.0
Undiscounted cash flows	71.0
2026 | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	3.8
2026 | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	18.9
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0.0
Foreign exchange forward contracts	0.0
Lease obligations	69.3
Pension obligation	2.1
Undiscounted cash flows	458.0
Thereafter | Term loan
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	358.3
Thereafter | Interest commitments relating to long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual obligations with banks	$ 28.3